UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Strategic Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 30.7%
Consumer Discretionary 7.9%
Affinia Group, Inc., 9.0%, 11/30/2014	320,000	316,000
AMC Entertainment, Inc., 8.0%, 3/1/2014	480,000	481,800
American Achievement Corp., 8.25%, 4/1/2012	40,000	40,750
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	155,000	148,800
Buffets, Inc., 144A, 12.5%, 11/1/2014	155,000	160,038

Burlington Coat Factory Warehouse Corp., 144A, 11.125%, 4/15/2014 (b)	215,000	212,850
Cablevision Systems Corp., Series B, 9.87%**, 4/1/2009	90,000	95,400
Caesars Entertainment, Inc., 8.875%, 9/15/2008	245,000	256,331
Charter Communications Holdings LLC:
8.625%, 4/1/2009	15,000	14,550
9.625%, 11/15/2009 (b)	10,000	9,800
10.25%, 9/15/2010	1,080,000	1,121,850
Series B, 10.25%, 9/15/2010	275,000	284,969
11.0%, 10/1/2015 (b)	1,002,000	1,034,565
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	255,000	205,275
CSC Holdings, Inc.:
7.25%, 7/15/2008	170,000	172,337
7.875%, 12/15/2007	590,000	598,112
Series B, 8.125%, 7/15/2009	70,000	72,538
Series B, 8.125%, 8/15/2009	80,000	82,900
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012 (b)	75,000	79,781
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,875,000	2,062,500
Dillard's, Inc., 7.15%, 2/1/2007	340,000	340,000
EchoStar DBS Corp.:
6.625%, 10/1/2014	335,000	328,300
7.125%, 2/1/2016	260,000	260,975
Foot Locker, Inc., 8.5%, 1/15/2022	80,000	80,000
Ford Motor Co., 7.45%, 7/16/2031 (b)	215,000	174,419
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	790,000	738,650
General Motors Corp.:
7.4%, 9/1/2025 (b)	195,000	167,213
8.375%, 7/15/2033 (b)	720,000	677,700
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,255,000	1,385,206
Gregg Appliances, Inc., 9.0%, 2/1/2013	95,000	94,881
Hanesbrands, Inc., 144A, 8.735%**, 12/15/2014	180,000	184,950
Hertz Corp.:
8.875%, 1/1/2014	440,000	467,500
10.5%, 1/1/2016 (b)	115,000	129,375
Idearc, Inc., 144A, 8.0%, 11/15/2016	1,080,000	1,097,550
ION Media Networks, Inc., 144A, 11.61%**, 1/15/2013	195,000	202,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	780,000	770,250
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	370,000	382,950
Lear Corp.:
Series B, 5.75%, 8/1/2014 (b)	20,000	17,300
Series B, 8.75%, 12/1/2016 (b)	180,000	179,550
Levi Strauss & Co., 10.11%**, 4/1/2012	20,000	20,500
Liberty Media Corp.:
5.7%, 5/15/2013	30,000	28,162
8.25%, 2/1/2030	190,000	187,782
8.5%, 7/15/2029 (b)	310,000	313,867
Majestic Star Casino LLC, 9.5%, 10/15/2010	40,000	41,800
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)	10,000	10,125
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	115,000	120,463
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	155,000	155,000
11.0%, 6/15/2012 (b)	75,000	70,500
MGM MIRAGE:
6.75%, 9/1/2012	90,000	89,325
8.375%, 2/1/2011	190,000	199,737
9.75%, 6/1/2007	265,000	267,981
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	335,000	351,750
NCL Corp., 10.625%, 7/15/2014	80,000	81,400

Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		530,000	466,400
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		225,000	237,937
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		95,000	104,263
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,265,000	1,302,950
PRIMEDIA, Inc., 8.875%, 5/15/2011 (b)		220,000	224,400
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		1,400,000	1,445,500
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		260,000	267,150
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		490,000	487,550
Six Flags, Inc., 9.75%, 4/15/2013 (b)		385,000	372,006
Station Casinos, Inc., 6.5%, 2/1/2014		285,000	259,350
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		215,000	222,525
Travelport, Inc., 144A, 9.994%**, 9/1/2014		180,000	183,825
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		1,000,000	990,000
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		925,000	1,012,875
11.75%, 2/15/2013	EUR	155,000	225,251
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016		470,000	472,350
9.625%, 3/15/2012		858,000	900,900
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		155,000	157,519
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		995,000	999,975
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		1,315,000	1,196,650

			28,598,483
Consumer Staples 1.0%
Del Laboratories, Inc., 8.0%, 2/1/2012		190,000	180,025
Delhaize America, Inc.:
8.05%, 4/15/2027		75,000	79,445
9.0%, 4/15/2031		945,000	1,125,445
GNC Parent Corp., 144A, 12.14%**, 12/1/2011 (PIK)		250,000	255,000
Harry & David Holdings, Inc., 10.369%**, 3/1/2012		180,000	181,800
North Atlantic Trading Co., 9.25%, 3/1/2012		460,000	403,650
Pilgrim's Pride Corp.:
7.625%, 5/1/2015		180,000	178,200
8.375%, 5/1/2017 (b)		110,000	108,350
Sbarro, Inc., 144A, 10.375%, 2/1/2015		130,000	132,600
Viskase Co., Inc., 11.5%, 6/15/2011		840,000	848,400

			3,492,915
Energy 2.7%
Belden & Blake Corp., 8.75%, 7/15/2012		905,000	923,100
Chaparral Energy, Inc., 8.5%, 12/1/2015		255,000	251,812
Chesapeake Energy Corp.:
6.25%, 1/15/2018		235,000	221,194
6.875%, 1/15/2016		590,000	584,100
7.75%, 1/15/2015 (b)		105,000	107,625
Delta Petroleum Corp., 7.0%, 4/1/2015		615,000	559,650
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		545,000	528,650
8.375%, 5/1/2016		500,000	528,750
El Paso Production Holding Corp., 7.75%, 6/1/2013		340,000	351,900
Frontier Oil Corp., 6.625%, 10/1/2011		170,000	167,875
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027		175,000	166,250
Peabody Energy Corp., 7.375%, 11/1/2016		155,000	161,588
Quicksilver Resources, Inc., 7.125%, 4/1/2016		145,000	141,013
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013		100,000	98,125

144A, 7.5%, 11/30/2016	185,000	181,762
Southern Natural Gas, 8.875%, 3/15/2010	700,000	733,349
Stone Energy Corp.:
6.75%, 12/15/2014	615,000	565,800
144A, 8.11%**, 7/15/2010	615,000	614,231
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	180,000	200,283
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	375,000	360,937
Williams Companies, Inc.:
8.125%, 3/15/2012 (b)	1,395,000	1,501,369
8.75%, 3/15/2032	590,000	671,125
Williams Partners LP, 144A, 7.25%, 2/1/2017	180,000	184,950

		9,805,438
Financials 4.2%
AAC Group Holding Corp., 12.75%, 10/1/2012 (PIK) (b)	150,598	163,964
Alamosa Delaware, Inc., 11.0%, 7/31/2010	290,000	311,687
Ashton Woods USA LLC, 9.5%, 10/1/2015	520,000	499,200
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	75,000	82,875
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	110,000	111,788
E*TRADE Financial Corp.:
7.375%, 9/15/2013	130,000	134,875
7.875%, 12/1/2015	110,000	117,700
8.0%, 6/15/2011	270,000	281,812
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,395,000	1,361,394
7.375%, 10/28/2009	2,695,000	2,712,076
7.875%, 6/15/2010	685,000	695,058
8.0%, 12/15/2016 (b)	100,000	98,187
8.11%**, 1/13/2012	175,000	175,719
GMAC LLC:
6.875%, 9/15/2011	3,220,000	3,267,872
8.0%, 11/1/2031	1,294,000	1,456,538
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	155,000	161,975
iPayment, Inc., 9.75%, 5/15/2014	160,000	164,800
Poster Financial Group, Inc., 8.75%, 12/1/2011	635,000	660,400
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	660,000	717,750
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	385,000	395,106
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	285,000	273,600
UCI Holding Co., Inc., 144A, 12.365%, 12/15/2013 (PIK)	215,000	210,162
Universal City Development, 11.75%, 4/1/2010	955,000	1,018,269
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	360,000	357,750

		15,430,557
Health Care 0.9%
Cooper Companies, Inc., 144A, 7.875%, 2/15/2015	730,000	737,300
HCA, Inc.:
6.5%, 2/15/2016 (b)	205,000	172,713
144A, 9.125%, 11/15/2014	305,000	324,444
144A, 9.25%, 11/15/2016	630,000	669,375
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	425,000	466,969
144A, 11.354%**, 6/15/2014	60,000	65,925
Tenet Healthcare Corp., 9.25%, 2/1/2015	965,000	962,587

		3,399,313
Industrials 3.1%
Aleris International, Inc., 144A 9.0%, 12/15/2014 (PIK)	255,000	264,563

Allied Security Escrow Corp., 11.375%, 7/15/2011	300,000	307,500
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	728,000	770,770
American Color Graphics, 10.0%, 6/15/2010 (b)	285,000	216,600
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	220,000	225,225
144A, 8.86%**, 2/1/2015	110,000	112,200
Baldor Electric Co., 8.625%, 2/15/2017	185,000	191,013
Browning-Ferris Industries:
7.4%, 9/15/2035	540,000	513,000
9.25%, 5/1/2021	240,000	254,400
Case New Holland, Inc., 9.25%, 8/1/2011	195,000	206,700
Cenveo Corp., 7.875%, 12/1/2013	455,000	440,212
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	580,000	593,050
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	320,000	324,000
Congoleum Corp., 8.625%, 8/1/2008 *	480,000	463,200
DRS Technologies, Inc.:
6.625%, 2/1/2016	75,000	74,250
7.625%, 2/1/2018	465,000	473,137
Education Management LLC, 8.75%, 6/1/2014	155,000	162,750
Esco Corp.:
144A, 8.625%, 12/15/2013	360,000	370,800
144A, 9.235%**, 12/15/2013	250,000	255,625
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	130,000	137,800
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	590,000	551,650
8.875%, 4/1/2012 (b)	665,000	679,976
Kansas City Southern:
7.5%, 6/15/2009	105,000	106,444
9.5%, 10/1/2008	1,225,000	1,283,187
Millennium America, Inc., 9.25%, 6/15/2008	275,000	286,000
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	350,000	368,375
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	115,000	121,900
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	60,000	67,500
RBS Global & Rexnord Corp., 144A, 9.5%, 8/1/2014	220,000	227,700
Ship Finance International Ltd., 8.5%, 12/15/2013	175,000	176,313
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	395,000	418,700
Titan International, Inc., 144A, 8.0%, 1/15/2012	540,000	542,700
TransDigm, Inc., 144A, 7.75%, 7/15/2014	110,000	112,200
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	120,000	122,400

		11,421,840
Information Technology 1.5%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	145,000	146,088
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	180,000	179,100
L-3 Communications Corp.:
5.875%, 1/15/2015	835,000	791,162
Series B, 6.375%, 10/15/2015	270,000	261,562
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,240,000	1,128,400
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	490,000	466,725
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	625,000	671,875
UGS Corp., 10.0%, 6/1/2012	590,000	646,050
Unisys Corp., 7.875%, 4/1/2008	1,045,000	1,045,000

		5,335,962
Materials 4.5%
ARCO Chemical Co., 9.8%, 2/1/2020	1,845,000	2,121,750
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	160,000	117,200

Chemtura Corp., 6.875%, 6/1/2016 (b)	365,000	354,050
Constar International, Inc., 11.0%, 12/1/2012 (b)	75,000	71,250
CPG International I, Inc.:
10.5%, 7/1/2013	590,000	615,075
12.117%**, 7/1/2012	200,000	207,000
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	700,000	609,000
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014 (b)	195,000	169,650
Equistar Chemical Funding, 10.625%, 5/1/2011	400,000	424,000
Exopack Holding Corp., 11.25%, 2/1/2014	565,000	604,550
GEO Specialty Chemicals, Inc., 144A, 13.36%**, 12/31/2009	1,097,000	905,025
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	125,000	124,375
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	185,000	182,225
Greif, Inc., 8.875%, 8/1/2012	275,000	290,125
Hexcel Corp., 6.75%, 2/1/2015	745,000	728,237
Huntsman LLC, 11.625%, 10/15/2010	892,000	972,280
International Coal Group, Inc., 10.25%, 7/15/2014	230,000	226,550
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	490,000	398,125
Lyondell Chemical Co., 10.5%, 6/1/2013	130,000	143,488
Massey Energy Co.:
6.625%, 11/15/2010	495,000	492,525
6.875%, 12/15/2013	250,000	231,250
Metals USA Holding Corp., 144A, 11.365%, 1/15/2012 (PIK)	250,000	244,375
Momentive Performance, 144A, 9.75%, 12/1/2014	290,000	297,250
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	907,000	825,370
Neenah Foundry Co.:
144A, 9.5%, 1/1/2017 (b)	250,000	253,750
144A, 13.0%, 9/30/2013	433,070	433,070
NewMarket Corp., 144A, 7.125%, 12/15/2016	430,000	426,775
OM Group, Inc., 9.25%, 12/15/2011 (b)	265,000	275,269
Omnova Solutions, Inc., 11.25%, 6/1/2010	905,000	969,481
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	798,203	11,973
Pliant Corp., 11.85%, 6/15/2009 (PIK)	5	6
Radnor Holdings Corp., 11.0%, 3/15/2010 *	100,000	375
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	142,000	151,053
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	745,000	733,825
The Mosaic Co., 144A, 7.375%, 12/1/2014	330,000	334,125
TriMas Corp., 9.875%, 6/15/2012	515,000	516,287
United States Steel Corp., 9.75%, 5/15/2010	352,000	372,240
Witco Corp., 6.875%, 2/1/2026	130,000	111,800
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	310,000	263,500

		16,208,254
Telecommunication Services 1.8%
American Cellular Corp., Series B, 10.0%, 8/1/2011	265,000	280,900
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	425,000	455,812
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	770,000	800,800
8.375%, 1/15/2014 (b)	535,000	548,375
Dobson Cellular Systems, 9.875%, 11/1/2012	295,000	321,181
Dobson Communications Corp., 8.875%, 10/1/2013	255,000	263,287
Insight Midwest LP, 9.75%, 10/1/2009	122,000	124,135
Intelsat Corp., 144A, 9.0%, 6/15/2016	130,000	141,538
MasTec, Inc., 144A, 7.625%, 2/1/2017	255,000	256,275
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	290,000	301,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,040,000	1,065,849

Qwest Corp., 7.25%, 9/15/2025	510,000	521,475
Rural Cellular Corp., 9.875%, 2/1/2010 (b)	350,000	371,000
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	413,000	421,260
Ubiquitel Operating Co., 9.875%, 3/1/2011	265,000	284,908
US Unwired, Inc., Series B, 10.0%, 6/15/2012	455,000	497,308
Windstream Corp., 8.625%, 8/1/2016	20,000	21,825

		6,677,528
Utilities 3.1%
AES Corp., 144A, 8.75%, 5/15/2013	2,145,000	2,287,106
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,290,000	1,406,100
CMS Energy Corp., 8.5%, 4/15/2011	1,160,000	1,255,700
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	132,600
Mirant North America LLC, 7.375%, 12/31/2013	140,000	142,800
Mission Energy Holding Co., 13.5%, 7/15/2008	1,625,000	1,781,406
NRG Energy, Inc.:
7.25%, 2/1/2014	550,000	551,375
7.375%, 2/1/2016	1,225,000	1,226,531
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,545,000	1,680,187
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	375,000	375,938
Sierra Pacific Resources:
6.75%, 8/15/2017	445,000	445,850
8.625%, 3/15/2014 (b)	80,000	86,261

		11,371,854

Total Corporate Bonds (Cost $112,224,533)		111,742,144
Foreign Bonds - US$ Denominated 28.3%
Consumer Discretionary 0.8%
Dollarama Group Holdings LP, 144A, 11.12%**, 8/15/2012	180,000	179,325
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	655,000	697,575
Kabel Deutschland GmbH, 10.625%, 7/1/2014	150,000	167,437
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	180,000	187,875
Shaw Communications, Inc., 8.25%, 4/11/2010	220,000	233,750
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	894,000	809,070
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	148,500
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	75,000	75,750
144A, 9.125%, 2/1/2017	220,000	222,200
Series A, 11.75%, 11/1/2013 (b)	85,000	95,200

		2,816,682
Energy 1.3%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	215,000	224,675
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	900,000	974,250
8.0%, 11/15/2011	1,920,000	2,092,800
9.5%, 9/15/2027	720,000	946,800
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	290,000	352,222
Secunda International Ltd., 13.36%**, 9/1/2012	270,000	281,475

		4,872,222
Financials 0.5%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	840,000	966,000
Doral Financial Corp., 6.19%**, 7/20/2007 (b)	295,000	283,202
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	230,000	213,325

New ASAT (Finance) Ltd., 9.25%, 2/1/2011	200,000	184,500

		1,647,027
Health Care 0.2%
Biovail Corp., 7.875%, 4/1/2010	550,000	561,688
Industrials 0.5%
Bombardier, Inc., 144A, 8.0%, 11/15/2014 (b)	110,000	113,575
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	520,000	521,300
9.375%, 5/1/2012	395,000	421,662
12.5%, 6/15/2012	430,000	464,400
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014 (b)	250,000	254,375
Stena AB, 9.625%, 12/1/2012	170,000	182,963

		1,958,275
Information Technology 0.1%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	360,000	359,100
Materials 0.7%
Cascades, Inc., 7.25%, 2/15/2013	530,000	531,325
ISPAT Inland ULC, 9.75%, 4/1/2014	652,000	727,284
Novelis, Inc., 7.25%, 2/15/2015	695,000	712,375
Rhodia SA:
8.875%, 6/1/2011	201,000	211,050
10.25%, 6/1/2010 (b)	225,000	256,500
Tembec Industries, Inc., 8.625%, 6/30/2009	260,000	217,100

		2,655,634
Sovereign Bonds 22.5%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	2,250,000	2,854,395
Dominican Republic:
144A, 8.625%, 4/20/2027	125,000	143,125
Series REG S, 9.5%, 9/27/2011	1,064,912	1,136,793
Egypt Government AID Bonds, 4.45%, 9/15/2015	13,800,000	13,143,396
Federative Republic of Brazil:
6.0%, 1/17/2017	3,165,000	3,092,205
7.125%, 1/20/2037 (b)	1,045,000	1,104,042
7.875%, 3/7/2015	1,045,000	1,158,382
8.75%, 2/4/2025	830,000	1,018,825
8.875%, 10/14/2019 (b)	1,170,000	1,421,550
11.0%, 1/11/2012	2,270,000	2,772,805
11.0%, 8/17/2040 (b)	2,295,000	3,022,515
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	785,000	841,834
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010	32,000	6,816
Province of Ontario, 3.5%, 9/17/2007 (b)	6,000,000	5,931,222
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	510,000	273,105
5.59%**, 8/3/2012	2,786,250	2,572,990
Republic of Colombia:
8.25%, 12/22/2014 (b)	85,000	95,838
10.0%, 1/23/2012	1,245,000	1,453,537
10.75%, 1/15/2013	335,000	411,213
Republic of El Salvador, 144A, 7.65%, 6/15/2035	2,245,000	2,511,032
Republic of Indonesia, 144A, 6.875%, 3/9/2017	1,470,000	1,539,825
Republic of Panama:
7.125%, 1/29/2026	630,000	667,800

9.375%, 1/16/2023	2,075,000	2,635,250
Republic of Peru, 7.35%, 7/21/2025 (b)	3,805,000	4,166,475
Republic of Philippines:
7.75%, 1/14/2031	295,000	331,138
8.0%, 1/15/2016	1,955,000	2,187,156
8.375%, 2/15/2011	465,000	504,525
9.375%, 1/18/2017	490,000	600,250
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024	395,000	370,313
Republic of Turkey:
6.875%, 3/17/2036 (b)	855,000	809,044
7.0%, 9/26/2016 (b)	3,165,000	3,200,606
7.25%, 3/15/2015	360,000	371,700
7.375%, 2/5/2025	50,000	51,000
8.0%, 2/14/2034	120,000	128,850
11.75%, 6/15/2010	2,045,000	2,406,556
12.375%, 6/15/2009	1,020,000	1,167,900
Republic of Uruguay:
7.625%, 3/21/2036 (b)	605,000	648,863
8.0%, 11/18/2022	955,000	1,064,825
9.25%, 5/17/2017	735,000	884,940
Republic of Venezuela:
6.0%, 12/9/2020	1,440,000	1,290,240
7.65%, 4/21/2025	20,000	20,760
10.75%, 9/19/2013	3,250,000	3,908,125
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	4,980,000	5,551,704
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	310,000	278,061
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)	1,360,000	1,448,400
United Mexican States:
5.625%, 1/15/2017	364,000	359,268
Series A, 6.75%, 9/27/2034	318,000	337,080

		81,896,274
Telecommunication Services 1.4%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	730,000	708,100
Embratel, Series B, 11.0%, 12/15/2008 (b)	79,000	86,110
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004*	115,000	112,125
Intelsat Bermuda Ltd.:
144A, 8.872%**, 1/15/2015	40,000	40,700
144A, 11.25%, 6/15/2016	310,000	350,300
Intelsat Ltd., 5.25%, 11/1/2008	315,000	307,125
Millicom International Cellular SA, 10.0%, 12/1/2013	295,000	323,394
Mobifon Holdings BV, 12.5%, 7/31/2010	920,000	1,005,100
Nortel Networks Ltd.:
144A, 9.61%**, 7/15/2011	660,000	701,250
144A, 10.125%, 7/15/2013	325,000	355,875
144A, 10.75%, 7/15/2016	240,000	265,200
NTL Cable PLC, 8.75%, 4/15/2014	510,000	529,125
Stratos Global Corp., 9.875%, 2/15/2013	435,000	427,387

		5,211,791
Utilities 0.3%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011	1,145,000	1,176,087

Total Foreign Bonds - US$ Denominated (Cost $101,469,153)		103,154,780

Foreign Bonds - Non US$ Denominated 16.6%
Consumer Discretionary 0.2%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	165,000	212,364
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	175,000	242,342
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	295,000	378,721

			833,427
Energy 0.1%
Pemex Project Funding Master Trust, Series REG S, 6.375%, 8/5/2016	EUR	100,000	142,065
Financials 0.2%
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	180,000	239,588
144A, 10.0%, 12/1/2016	EUR	105,000	145,063
Hellas Telecom V, 144A, 7.257%**, 10/15/2012	EUR	100,000	133,756
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	180,000	244,867

			763,274
Materials 0.1%
Rhodia SA, 144A, 6.507%**, 10/15/2013	EUR	280,000	370,813
Sovereign Bonds 16.0%
Bundesrepublic Deutschland, Series 06, 4.0%, 7/4/2016	EUR	5,900,000	7,634,087
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	614,992
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	5,605,000	1,620,470
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	620,000	774,138
Kingdom of Spain, 3.15%, 1/31/2016	EUR	6,300,000	7,620,887
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	413	185
7.82%, 12/31/2033 (PIK)	EUR	2,832,495	3,885,546
Republic of Greece:
2.9%, 6/21/2008	EUR	10,450,000	13,419,514
4.5%, 9/20/2037	EUR	5,900,000	7,567,571
Republic of Turkey, 20.0%, 10/17/2007	TRY	74	53
United Kingdom Treasury Bond, 5.0%, 3/7/2008	GBP	7,800,000	15,243,426

			58,380,869

Total Foreign Bonds - Non US$ Denominated (Cost $57,473,235)			60,490,448
US Government Sponsored Agencies 1.7%
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012 (Cost $6,781,148)		5,750,000	6,199,081
Loan Participation 0.2%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012 (Cost $672,524)		690,000	673,716
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009*		40	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008*		2,740	0

Total Warrants (Cost $0)			0
		Units	Value ($)

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		315,000	270,900
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012		560,000	420,000

Total Other Investments (Cost $704,549)			690,900

					Shares	Value ($)

	Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*					10,608	9,017
GEO Specialty Chemicals, Inc. 144A*					966	821
IMPSAT Fiber Networks, Inc.*					3,214	29,665

Total Common Stocks (Cost $316,181)						39,503
	Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 9.75% (PIK) (Cost $139,250)					20	91,000
					Principal Amount ($)(a)	Value ($)

	US Treasury Obligations 15.7%
US Treasury Bill, 4.97%***, 4/19/2007 (c)					1,200,000	1,187,217
US Treasury Bonds:
	5.375%, 2/15/2031 (b)				6,780,000	7,153,958
	6.25%, 8/15/2023 (b)				16,150,000	18,351,697
US Treasury Note, 6.125%, 8/15/2007 (b)					30,250,000	30,410,688

Total US Treasury Obligations (Cost $57,842,211)						57,103,560
					Shares	Value ($)

	Securities Lending Collateral 23.2%
Daily Assets Fund Institutional, 5.34% (d) (e) (Cost $84,531,284)					84,531,284	84,531,284
	Cash Equivalents 5.2%
Cash Management QP Trust, 5.31% (f) (Cost $18,872,189)					18,872,189	18,872,189
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 441,026,257)					121.8	443,588,605
Other Assets and Liabilities, Net					(21.8)	(79,442,183)

Net Assets					100.0	364,146,422

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Securities	Coupon	Date	Amount ($)		Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	463,200
Grupo Iusacell SA de CV	10.0%	7/15/2004	115,000	USD	72,463	112,125
Oxford Automotive, Inc.	12.0%	10/15/2010	798,203	USD	82,291	11,973
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	91,474	375
					697,978	587,673

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $83,191,268 which is 22.8% of net assets.
(c)				At January 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				Represents collateral held in connection with securities lending.
(f)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
At January 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Japan Government Bond	3/9/2007	16	17,794,207	17,833,609	39,402
10 Year Republic of Germany Bond	3/8/2007	85	13,157,230	12,736,916	(420,314)
10 Year US Treasury Note	3/21/2007	169	18,341,834	18,040,750	(301,084)

Total net unrealized depreciation					(681,996)

At January 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	3/15/2007	119	9,509,997	9,282,305	227,692
10 Year Canadian Government Bond	3/21/2007	33	3,214,337	3,169,884	44,453
2 Year Republic of Germany Bond	3/8/2007	138	18,707,199	18,595,055	112,144
2 Year US Treasury Note	3/30/2007	89	18,217,354	18,119,844	97,510
United Kingdom Treasury Bond	3/28/2007	90	19,231,048	18,789,196	441,852

Total unrealized appreciation					923,651

At January 31, 2007, open credit default swap sold was as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund		Underlying Debt Obligation	Unrealized Appreciation ($)

10/2/2006 - 12/20/2011	6,800,000†	Fixed — 3.25%		DJ CDX High Yield	226,530

Counterparty:
†				JPMorgan Chase

As of January 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
EUR	285,000	USD	381,008	2/12/2007	9,359
EUR	845,650	USD	1,122,545	2/12/2007	19,789
EUR	280,000	USD	369,411	2/12/2007	4,282
USD	1,520,017	CAD	1,794,000	3/20/2007	3,450
EUR	4,150,000	USD	5,553,240	3/6/2007	150,188
USD	3,162,943	EUR	2,435,000	3/20/2007	9,170
USD	1,944,909	NOK	12,335,000	3/20/2007	29,053
GBP	2,500,000	USD	4,954,000	3/6/2007	51,855
EUR	3,245,350	USD	4,307,988	2/12/2007	75,945
USD	388,481	IDR	3,535,181,000	3/13/2007	0
Total unrealized appreciation					353,091

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	195,000	USD	248,881	2/5/2007	(5,327)
EUR	120,000	USD	153,288	2/9/2007	(3,175)
EUR	52,000	USD	66,890	2/12/2007	(920)
EUR	40,000	USD	51,875	2/12/2007	(286)
EUR	99,862	USD	129,837	5/11/2007	(873)
USD	2,508,444	AUD	3,220,000	3/20/2007	(19,454)
USD	32,915,237	JPY	3,750,000,000	3/6/2007	(1,787,976)
JPY	2,034,639,000	USD	16,905,454	3/20/2007	(14,908)
USD	10,035,933	GBP	5,100,000	3/20/2007	(36,109)
USD	8,508,554	SGD	13,026,000	3/20/2007	(9,695)
SEK	12,000,000	USD	1,717,795	3/20/2007	(9,162)
CHF	13,136,000	USD	10,567,981	3/20/2007	(10,640)
EUR	281,452	USD	365,933	5/11/2007	(2,461)
Total unrealized depreciation					(1,900,986)

Currency Abbreviations
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	TRY	New Turkish Lira
GBP	Great British Pound	USD	United States Dollar
IDR	Indonesian Rupiah

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007